---------------------------
                                                     |OMB APPROVAL
                                                     |OMB Number: 3235-0570
                                                     |
                                                     |Expires: October 31, 2006
                                                     |
                                                     |Estimated average burden
                                                     |hours per response: 19.3
                                                     ---------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                                  AMENDMENT #1
                                  ------------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-10529
                                       -----------------------------------------

                            The GKM Funds
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   11150 Santa Monica Boulevard, Suite 850       Los Angeles, California 90025
   -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Timothy J. Wahl

GKM Advisers, LLC 11150 Santa Monica Boulevard, Suite 850  Los Angeles, CA 90025
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605
                                                    ----------------

Date of fiscal year end:       July 31, 2004
                          ---------------------------

Date of reporting period:      July 31, 2004
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================


                                  THE GKM FUNDS

                                 GKM GROWTH FUND








                                  ANNUAL REPORT
                                  July 31, 2004











      INVESTMENT ADVISER                                   ADMINISTRATOR
      ------------------                                   -------------
      GKM ADVISERS, LLC                            ULTIMUS FUND SOLUTIONS, LLC
 11150 Santa Monica Boulevard                            P.O. Box 46707
          Suite 850                                Cincinnati, Ohio 45246-0707
Los Angeles, California 90025                            1.888.GKM.9518



================================================================================

                                                                  September 2004

Dear Shareholders:

As we close the 2004 fiscal year, I would like to thank you for joining us as shareholders of the GKM Growth Fund. All of us at GKM Advisers continue to share a common goal - helping our clients realize their financial objectives through the LONG-TERM COMPOUNDING OF CAPITAL BY INVESTING IN OUTSTANDING COMPANIES AND MAINTAINING LOW PORTFOLIO TURNOVER.

GKM GROWTH FUND PERFORMANCE AND SUMMARY
---------------------------------------

For the fiscal year ended July 31, 2004, the S&P 500 Index advanced 13.2%, while the GKM Growth Fund gained 12.8%. From the Fund's inception date of December 28, 2001 to July 31, 2004, the Fund gained a cumulative 10.3% versus a gain for the S&P 500 Index of 0.3%.

Over the last twelve months the best performing sectors in the S&P 500 were Energy and Utilities, gaining 40% and 21% respectively. As of July 31, 2004 the GKM Growth Fund held approximately 1% of the portfolio in the Energy and Utilities sectors. While these sectors outperformed the more traditional growth industries, the GKM Growth Fund still outperformed the average large-cap growth fund (as reported by Lipper Inc.) during the fiscal year. Our largest concentrations were in Information Technology, Healthcare, and Consumer Discretionary, 28%, 23%, and 13% respectively.

Our goal at GKM Advisers is essentially the long-term compounding of investment capital in order to create REAL AFTER-TAX PURCHASING POWER. We invest in companies with consistent revenue growth, positive cash flows, solid balance sheets, and a TRULY SUSTAINABLE COMPETITIVE ADVANTAGE. We attempt to mitigate risk by owning more than eighty stocks, nine of the ten S&P industry sectors, and diversifying among small, medium and large capitalization companies.

In 2004, our annual portfolio turnover ratio was 8%, compared to the average turnover ratio for large-cap growth funds in excess of 100% (as reported by Morningstar). Our ability to maintain low portfolio turnover and consistent long-term growth demonstrates the power of investing wisely from inception. Low portfolio turnover minimizes costs associated with trading and is the result of our extensive research and disciplined approach to investing.

MARKET AND ECONOMIC OUTLOOK
---------------------------

At the beginning of this year, few investors forecast that the F.O.M.C. (Federal Open Market Committee) would raise interest rates. Weak jobs numbers and modest levels of inflation kept bond yields steady. To the market's surprise, bonds declined sharply in the second quarter of 2004, creating one of their worst three-month periods in over a decade.

The U.S. economy and job market that appeared weak were actually strengthening. The twelve months ending in March 2004 showed faster U.S. economic growth than any four quarters in the 1990's, and stronger than any comparable period dating back to 1984. With U.S. short-term interest rates at their lowest levels in forty-six years, this "easy money" policy fueled a large mortgage refinancing surge and consumer credit boom. This explosive growth spurred the F.O.M.C. to raise the federal funds base-lending rate from 1% to 1.5%.

We believe that geopolitical uncertainties surrounding the Middle East, Iraq, and the U.S. presidential election will continue to weigh on investor sentiment. We believe the foundations for continued U.S. growth are in place. Robust business profits, accommodative fiscal and monetary policy, excellent corporate liquidity, low inventories, above average productivity gains, and an unemployment rate of 5.4 % all point to positive economic results moving forward. We remain confident in the strength of capitalism, our economy, and common stocks remaining the asset class of choice for the long-term growth of capital.

FINAL COMMENTS
--------------

We welcome the opportunity to speak with you, our shareholders, should you have any questions or comments regarding the GKM Growth Fund. Please feel free to contact us via our web site at WWW.GKMADVISERS.COM or give us a call at (888) 456-9518.


Sincerely,

Timothy J. Wahl, CPA
President
GKM Advisers






THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED HEREIN. FOR MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT OUR WEBSITE OR CALL THE TOLL-FREE NUMBER ABOVE.

                                GKM GROWTH FUND

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GKM GROWTH FUND
                     VERSUS THE STANDARD & POOR'S 500 INDEX

[GRAPHIC OMITTED]


              GKM GROWTH FUND                         S&P 500 INDEX
              ---------------                         -------------

    12/28/2001               $10,000     12/28/2001                $10,000
     1/31/2002    -2.00%       9,800      1/31/2002     -1.46%       9,854
     4/30/2002    -3.77%       9,700      4/30/2002     -6.06%       9,420
    10/31/2002     8.84%       8,620     10/31/2002      8.80%       7,816
     1/31/2003    -1.73%       8,510      1/31/2003     -2.62%       7,586
     4/30/2003     8.05%       9,130      4/30/2003      8.24%       8,166
     7/31/2003     2.52%       9,780      7/31/2003      1.76%       8,859
    10/31/2003     7.21%      10,700     10/31/2003      5.66%       9,442
     1/31/2004     1.52%      11,350      1/31/2004      1.84%      10,208
     4/30/2004    -1.77%      11,100      4/30/2004     -1.57%      10,034
     7/31/2004    -5.40%      11,030      7/31/2004     -3.31%      10,026


Past performance is not predictive of future performance.


          ----------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS*
                       (FOR PERIODS ENDED JULY 31, 2004)

                                      1 YEAR        SINCE INCEPTION**
                                      ------        -----------------
                GKM GROWTH FUND       12.78%              3.86%
                S&P 500               13.17%              0.10%
          ----------------------------------------------------------------

*    The total  returns  shown do not  reflect  the  deduction  of taxes  that a shareholder  would  pay on fund  distributions  or the  redemption  of fund shares.
**   Initial public offering of shares was December 28, 2001.

                        GKM GROWTH FUND VS S&P 500 INDEX
                             SECTOR DIVERSIFICATION
                              AS OF JULY 31, 2004


[GRAPHIC OMITTED]

                                        GKM GROWTH        S&P 500
                                           FUND            INDEX
                                   ----------------------------------
Energy                                     0.6%             7.1%
Materials                                  6.8%             3.0%
Industrials                               18.5%            11.6%
Consumer Discretionary                    12.8%            10.8%
Consumer Staples                           4.2%            11.0%
Health Care                               23.1%            13.3%
Financials                                 3.5%            20.5%
Information Technology                    27.6%            16.3%
Telecommunication Services                 1.3%             3.6%
Utilities                                  0.0%             2.8%
Money Market                               1.6%             0.0%



                        GKM GROWTH FUND TOP TEN HOLDINGS
                                 TOP 10 HOLDINGS
                                 (JULY 31, 2004)

      SECURITY DESCRIPTION                                   % OF NET ASSETS
--------------------------------------------------------------------------------
Microsoft Corporation                                              3.1%
Harman International Industries, Inc.                              3.0%
Scotts Company (The) - Class A                                     2.3%
Trimble Navigation Ltd.                                            2.2%
Medtronic, Inc.                                                    2.2%
QUALCOMM, Inc.                                                     2.0%
Novartis AG                                                        2.0%
International Business Machines Corporation                        1.9%
Avery Dennison Corporation                                         1.9%
Meredith Corporation                                               1.9%

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2004
--------------------------------------------------------------------------------

ASSETS
Investments in securities:
   At acquisition cost                                           $  19,351,007
                                                                   ===========
   At value (Note 1)                                             $  22,694,397
Dividends receivable                                                     3,843
Receivable for capital shares sold                                      21,021
Other assets                                                               248
                                                                   -----------
      Total Assets                                                  22,719,509
                                                                   -----------

LIABILITIES
   Payable for investment securities purchased                          38,156
   Accrued investment advisory fees (Note 3)                            26,853
   Accrued trustees' fees                                                2,257
                                                                   -----------
      Total Liabilities                                                 67,266
                                                                   -----------

NET ASSETS                                                       $  22,652,243
                                                                   ===========

Net assets consist of:
   Paid-in capital                                               $  19,769,998
   Accumulated net realized losses from
    security transactions                                             (461,145)
   Net unrealized appreciation on investments                        3,343,390
                                                                   -----------
Net assets                                                       $  22,652,243
                                                                   ===========

Shares of beneficial interest outstanding (unlimited
 number of shares authorized, no par value)                          2,052,875
                                                                   ===========

Net asset value, redemption price and offering price
 price per share (Note 1)                                              $ 11.03
                                                                   ===========



See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDING JULY 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (Net of foreign tax of $921)                          $   164,328
                                                                   -----------

EXPENSES
   Investment advisory fees (Note 3)                                   269,270
   Trustees' fees                                                        3,009
                                                                   -----------
      TOTAL EXPENSES                                                   272,279
                                                                   -----------

NET INVESTMENT LOSS                                                   (107,951)
                                                                   -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions                     (222,103)
   Net change in unrealized appreciation/depreciation
    on investments                                                   2,140,164
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                     1,918,061
                                                                   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 1,810,110
                                                                   ===========


See accompanying notes to financial statements.


GKM FUNDS
GKM GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------
                                                                      YEAR                 YEAR
                                                                      ENDED                ENDED
                                                                     JULY 31,             JULY 31,
                                                                      2004                 2004
                                                                    --------             ---------
FROM OPERATIONS
   Net investment loss                                            $  (107,951)         $   (50,433)
   Net realized losses from security transactions                    (222,103)            (236,446)
   Net change in unrealized appreciation/depreciation
    on investments                                                  2,140,164            1,812,038
                                                                  -----------          -----------
Net increase in net assets resulting from operations                1,810,110            1,525,159
                                                                  -----------          -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        8,075,822            6,201,541
   Payments for shares redeemed                                    (1,188,383)          (1,012,630)
                                                                  -----------          -----------
Net increase in net assets from capital share transactions          6,887,439            5,188,911
                                                                  -----------          -----------

TOTAL INCREASE IN NET ASSETS                                        8,697,549            6,714,070

NET ASSETS
Beginning of year                                                  13,954,694            7,240,624
                                                                  -----------          -----------
End of year                                                       $22,652,243          $13,954,694
                                                                  ===========          ===========

CAPITAL SHARE ACTIVITY
Sold                                                                  733,367              699,441
Redeemed                                                             (107,194)            (118,489)
                                                                  -----------          -----------
Net increase in shares outstanding                                    626,173              580,952
Shares outstanding, beginning of year                               1,426,702              845,750
                                                                  -----------          -----------
Shares outstanding, end of year                                     2,052,875            1,426,702
                                                                  ===========          ===========


See accompanying notes to financial statements.


GKM FUNDS
GKM GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------
                                                     YEAR               YEAR              PERIOD
                                                     ENDED              ENDED             ENDED
                                                    JULY 31,           JULY 31,           JULY 31,
                                                     2004               2003              2002(a)
                                                ---------------------------------------------------
Net asset value at beginning of period          $      9.78        $      8.56        $     10.00
                                                --------------     --------------     -------------

Income (loss) from investment operations:
   Net investment loss                                (0.05)             (0.04)            (0.01)
   Net realized and unrealized gains (losses)
    on investments                                     1.30               1.26             (1.43)
                                                --------------     --------------     -------------
Total from investment operations                       1.25               1.22             (1.44)
                                                --------------     --------------     -------------

Net asset value at end of period                $     11.03        $      9.78        $     8.56
                                                ==============     ==============     =============

Total return                                          12.78%             14.25%         (14.40)%(b)
                                                ==============     ==============     =============

Net assets at end of period                     $22,652,243        $13,954,694        $7,240,624
                                                ==============     ==============     =============

Ratio of expenses to average net assets                1.42%              1.43%            1.46%(c)

Ratio of net investment loss to average
 net assets                                           (0.56)%           (0.49)%           (0.72)(c)

Portfolio turnover rate                                   8%                 5%               1%(c)


(a) Represents the period from the commencement of operations (December 28, 2001) through July 31, 2002.

(b)  Not annualized.

(c)  Annualized.


See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2004
--------------------------------------------------------------------------------

     SHARES                                                        VALUE
----------------                                                -----------
           COMMON STOCKS -  98.6%
           AIR FREIGHT AND COURIERS - 2.5%
   3,000   FedEx Corporation                                    $   245,640
   4,500   United Parcel Service, Inc. - Class B                    323,820
                                                                -----------
                                                                    569,460
                                                                -----------

           AUTO COMPONENTS - 1.2%
   3,500   Magna International, Inc. - Class A                      281,750
                                                                -----------

           BANKS - 0.7%
   2,800   Wells Fargo & Company                                    160,748
                                                                -----------

           BEVERAGES - 0.6%
   2,475   Anheuser-Busch Companies, Inc.                           128,453
                                                                -----------

           BIOTECHNOLOGY - 5.0%
   4,000   Amgen, Inc.*                                             227,520
   5,750   Biogen Idec, Inc.*                                       345,000
   5,000   Dionex Corporation*                                      235,950
   2,000   Genzyme Corporation*                                     102,560
   4,000   ICOS Corporation*                                         96,240
  11,000   ID Biomedical Corporation*                               117,370
                                                                -----------
                                                                  1,124,640
                                                                -----------


           CHEMICALS - 5.9%
   5,000   Engelhard Corporation                                    147,000
   9,000   International Flavors & Fragrances, Inc.                 328,860
   8,500   Scotts Company (The) - Class A*                          518,500
   6,000   Sigma-Aldrich Corporation                                344,640
                                                                -----------
                                                                  1,339,000
                                                                -----------

           COMMERCIAL SERVICES AND SUPPLIES - 8.6%
   3,100   Automatic Data Processing, Inc.                          130,138
   7,000   Avery Dennison Corporation                               423,990
   5,000   Deluxe Corporation                                       220,250
   5,000   Ecolab, Inc.                                             152,500
   5,250   Graco, Inc.                                              165,270
  10,000   Pitney Bowes, Inc.                                       422,000
  15,000   Waste Management, Inc.                                   422,100
                                                                -----------
                                                                  1,936,248
                                                                -----------

           COMMUNICATIONS EQUIPMENT - 2.7%
   6,500   QUALCOMM, Inc.                                           449,020
  18,410   Tellabs, Inc.*                                           164,033
                                                                -----------
                                                                    613,053
                                                                -----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004
--------------------------------------------------------------------------------

     SHARES                                                         VALUE
----------------                                                -----------

           COMMON STOCKS - 98.6% (CONTINUED)
           COMPUTERS AND PERIPHERALS - 3.7%
   6,000   Intergraph Corporation*                              $   158,340
   5,000   International Business Machines Corporation              435,350
   2,870   Lexmark International, Inc.*                             253,995
                                                                -----------
                                                                    847,685
                                                                -----------

           DIVERSIFIED FINANCIALS - 1.8%
   5,000   Bear Stearns Companies (The), Inc.                       417,100
                                                                -----------


           DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.5%
  10,000   Nokia Corporation - ADR                                  116,200
                                                                -----------


           ELECTRICAL EQUIPMENT - 2.2%
  18,000   Trimble Navigation Ltd.*                                 499,860
                                                                -----------


           ELECTRONIC EQUIPMENT AND INSTRUMENTS - 7.5%
   6,000   Diebold, Inc.                                            276,600
   8,000   Garmin Ltd.                                              300,000
   8,000   Harman International Industries, Inc.                    685,840
  22,000   LoJack Corporation*                                      208,120
  18,000   Symbol Technologies, Inc.                                235,620
                                                                -----------
                                                                  1,706,180
                                                                -----------

           FOOD AND DRUG RETAILING - 1.7%
   4,300   Sysco Corporation                                        148,135
   3,000   Whole Foods Market, Inc.                                 246,960
                                                                -----------
                                                                    395,095
                                                                -----------

           FOOD PRODUCTS - 0.9%
   4,000   Hershey Foods Corporation                                193,760
                                                                -----------


           HEALTH CARE EQUIPMENT AND SUPPLIES - 9.0%
   5,000   Boston Scientific Corporation*                           191,300
   4,500   Henry Schein, Inc.*                                      301,950
  10,000   Medtronic, Inc.                                          496,700
   5,000   Patterson Companies, Inc.*                               367,100
  16,000   STERIS Corporation*                                      328,960
   7,200   Stryker Corporation                                      343,296
                                                                -----------
                                                                  2,029,306
                                                                -----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004
--------------------------------------------------------------------------------

     SHARES                                                         VALUE
----------------                                                -----------
           COMMON STOCKS - 98.6% (CONTINUED)
           HEALTH CARE PROVIDERS AND SERVICES - 1.2%
     400   Hospira, Inc.*                                       $    10,364
   4,200   UnitedHealth Group, Inc.                                 264,180
                                                                -----------
                                                                    274,544
                                                                -----------

           HOTELS, RESTAURANTS & LEISURE - 0.6%
   8,000   Hilton Hotels Corporation                                142,640
                                                                -----------

           INDUSTRIAL CONGLOMERATES - 1.5%
   4,000   3M Company                                               329,440
                                                                -----------

           INFORMATION TECHNOLOGY CONSULTING AND SERVICES - 2.3%
   8,000   Affiliated Computer Services, Inc. - Class A*            415,200
   3,000   Interland, Inc.*                                          10,020
   4,000   Accenture LTD - Class A*                                  98,520
                                                                -----------
                                                                    523,740
                                                                -----------

           INSURANCE - 0.9%
   3,000   American International Group, Inc.                       211,950
                                                                -----------

           INTERNET SOFTWARE AND SERVICES - 1.2%
   7,300   Cisco Systems, Inc.*                                     152,278
   7,000   VeriSign, Inc.*                                          122,570
                                                                -----------
                                                                    274,848
                                                                -----------

           MACHINERY - 2.6%
   1,300   Caterpillar, Inc.                                         95,537
   2,000   Ingersoll-Rand Company - Class A                         137,380
  15,000   Pall Corporation                                         347,550
                                                                -----------
                                                                    580,467
                                                                -----------

           MARINE - 0.1%
   9,200   Grupo TMM S.A. de C.V. - Class A - ADR*                   18,676
                                                                -----------

           MEDIA - 4.2%
   6,000   Comcast Corporation - Class A*                           164,400
   2,000   Gannett Company, Inc.                                    166,280
   8,000   Meredith Corporation                                     423,040
   4,500   New York Times Company (The) - Class A                   187,200
                                                                -----------
                                                                    940,920
                                                                -----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004
--------------------------------------------------------------------------------

     SHARES                                                        VALUE
----------------                                                -----------

           COMMON STOCKS - 98.6% (CONTINUED)
           METALS AND MINING - 0.9%
   2,500   Nucor Corporation                                    $   209,125
                                                                -----------

           MULTILINE RETAIL - 0.6%
   5,050   Family Dollar Stores, Inc.                               140,693
                                                                -----------

           OIL & GAS - 0.6%
   3,000   Pogo Producing Company                                   133,140
                                                                -----------

           PERSONAL PRODUCTS - 1.1%
   5,250   Alberto-Culver Company - Class A                         244,755
                                                                -----------

           PHARMACEUTICALS - 8.0%
   4,000   Abbott Laboratories                                      157,400
  10,000   deCODE Genetics, Inc.*                                    68,500
   6,500   Eli Lilly and Company                                    414,180
   2,990   Johnson & Johnson                                        165,257
  10,000   Novartis AG                                              446,600
   6,325   Pfizer, Inc.                                             202,147
  11,980   Teva Pharmaceutical Industries Ltd. - ADR                354,608
                                                                -----------
                                                                  1,808,692
                                                                -----------


           SEMICONDUCTOR EQUIPMENT AND PRODUCTS - 2.9%
  13,000   Intel Corporation                                        316,940
   7,000   Intersil Corporation - Class A                           128,590
   5,620   National Semiconductor Corporation*                       96,383
   5,500   Texas Instruments, Inc.                                  117,315
                                                                -----------
                                                                    659,228
                                                                -----------

           SOFTWARE - 7.3%
   9,000   Adobe Systems, Inc.                                      379,620
  20,050   Citrix Systems, Inc.*                                    353,281
  25,000   Microsoft Corporation                                    711,500
   5,000   SAP AG                                                   200,050
                                                                -----------
                                                                  1,644,451
                                                                -----------

           SPECIALTY RETAIL - 4.6%

  10,000   Bed Bath & Beyond, Inc.*                                 353,900
  11,000   Men's Wearhouse, Inc. (The)*                             291,390
  13,000   PETsMART, Inc.                                           403,130
                                                                -----------
                                                                  1,048,420
                                                                -----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2004
--------------------------------------------------------------------------------

     SHARES                                                        VALUE
----------------                                                -----------

           COMMON STOCKS - 98.6% (CONTINUED)
           TEXTILES AND APPAREL - 1.5%
   3,500   Nike, Inc. - Class B                                 $   254,485
   9,000   Oakley, Inc.                                              97,200
                                                                -----------
                                                                    351,685
                                                                -----------

           TRADING COMPANIES AND DISTRIBUTORS - 1.2%
   5,000   Grainger (W.W.), Inc.                                    264,750
                                                                -----------

           WIRELESS TELECOMMUNICATIONS SERVICES - 0.8%
   8,000   Amdocs Ltd.*                                             173,600
                                                                -----------

           TOTAL COMMON STOCKS (Cost $18,990,912)              $ 22,334,302
                                                                -----------

           MONEY MARKETS - 1.6%
360,095    First American Treasury Obligation Fund - Class S
            (Cost $360,095)                                    $    360,095
                                                                -----------


           TOTAL INVESTMENTS AT VALUE - 100.2%
            (Cost $19,351,007)                                 $ 22,694,397
           LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)           (42,154)
                                                                -----------

           NET ASSETS - 100.0%                                 $ 22,652,243
                                                                ===========


*    Non-income producing security
ADR  - American Depositary Receipt



See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2004
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The GKM Growth Fund (the "Fund") is a diversified series of The GKM Funds (the "Trust"), an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. On December 14, 2001, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to three individuals affiliated with GKM Advisers, LLC (the "Adviser"), the investment adviser to the Fund. The public offering of shares of the Fund commenced on December 28, 2001. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

     The investment objective of the Fund is long-term capital appreciation.

     SECURITIES VALUATION - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Trust is open for business. The net asset value is calculated by dividing the value of the Fund's total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions for the years ended July 31, 2004 and July 31, 2003.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JULY 31, 2004
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of July 31, 2004:

          Cost of portfolio investments                   $   19,351,007
                                                         ================
          Gross unrealized appreciation                   $    4,104,620
          Gross unrealized depreciation                         (761,230)
                                                         ----------------
          Net unrealized appreciation                     $    3,343,390
                                                         ----------------
          Capital loss carryforwards                            (344,454)
          Post-October losses                                   (116,691)
                                                         ----------------

          Total distributable earnings                    $    2,882,245
                                                         ================


     As of July 31, 2004, the Fund had capital loss carryforwards of $344,454, of which $2,590 expires July 31, 2011 and $341,864 expires July 31, 2012. In addition, the Fund had net realized capital losses of $116,691 during the period November 1, 2003 through July 31, 2004, which are treated for federal income tax purposes as arising during the Fund's tax year ending July 31, 2005. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

     For the year ended July 31, 2004, the Fund reclassified net investment losses of $107,951 against paid-in-capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

2.   INVESTMENT TRANSACTIONS

     During the year ended July 31, 2004, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $7,948,698 and $1,480,089 respectively.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JULY 31, 2004
--------------------------------------------------------------------------------

3.   TRANSACTIONS WITH AFFILIATES

     A Trustee and certain officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

     Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment management fee at the annual rate of 1.40% of the Fund's average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

     The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

     The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

4.   CONTINGENCIES AND COMMITMENTS

     The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                              TAIT, WELLER & BAKER
                            CERTIFIED PUBLIC ACCOUNTS




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE GKM FUNDS
LOS ANGELES, CALIFORNIA


We have audited the accompanying statement of assets and liabilities of GKM Growth Fund, a series of shares of The GKM Funds, including the portfolio of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the two years then ended and the period December 28, 2001 (commencement of operations) to July 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GKM Growth Fund as of July 31, 2004, the results of its operations for the year then ended, the statements of changes in its net assets for each of the two years then ended and its financial highlights for each of the two years then ended and the period December 28, 2001 to July 31, 2002, in conformity with accounting principles generally accepted in the United States of America.






                                                 /s/ TAIT, WELLER & BAKER
PHILADELPHIA, PENNSYLVANIA
AUGUST 27, 2004

             INFORMATION REGARDING TRUSTEES AND OFFICERS (UNAUDITED)

     Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------------------------------------------
              NAME, AGE AND ADDRESS                  POSITION(S) HELD WITH TRUST         LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
Darrin F. DelConte                                               Trustee                    Since December 2001
11150 Santa Monica Blvd., Suite 850
Los Angeles, CA  90025
Year of Birth:  1966
--------------------------------------------------------------------------------------------------------------------
    PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS        NUMBER OF PORTFOLIOS IN FUND          OTHER DIRECTORSHIPS
                                                     COMPLEX OVERSEEN BY TRUSTEE             HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Darrin F. DelConte is Executive  Vice President of                1                                None
Pacific   Marine   Maintenance   Co.   (a   marine
maintenance   company).   From   October  1998  to
November 1999, he was West Coast Regional  Manager
of Knight Transportation.
--------------------------------------------------------------------------------------------------------------------
        NAME, AGE AND ADDRESS                        POSITION(S) HELD WITH TRUST         LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
Nicholas G. Tonsich                                             Trustee                    Since December 2001
11150 Santa Monica Blvd., Suite 850
Los Angeles, CA  90025
Year of Birth:  1961
--------------------------------------------------------------------------------------------------------------------
    PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS        NUMBER OF PORTFOLIOS IN FUND        OTHER DIRECTORSHIPS
                                                     COMPLEX OVERSEEN BY TRUSTEE           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Nicholas  G.  Tonsich  is  a  partner  in  Glaser,                1                              None
Tonsich and Brajevich LLP (a law firm).
--------------------------------------------------------------------------------------------------------------------
        NAME, AGE AND ADDRESS                        POSITION(S) HELD WITH TRUST        LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
Christopher M. Leggio                                           Trustee                    Since June 2002
11150 Santa Monica Blvd., Suite 850
Los Angeles, CA  90025
Year of Birth:  1965
--------------------------------------------------------------------------------------------------------------------
    PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS        NUMBER OF PORTFOLIOS IN FUND        OTHER DIRECTORSHIPS
                                                     COMPLEX OVERSEEN BY TRUSTEE           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Christopher  M. Leggio is Vice  President  of Mark                1                       Director of Golden
Christopher    Auto    Center    (an    automobile                                        State Business Bank
dealership).
--------------------------------------------------------------------------------------------------------------------

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each executive officer of the Trust.

--------------------------------------------------------------------------------------------------------------------
     NAME, AGE AND ADDRESS                           POSITION(S) HELD WITH TRUST         LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
Timothy J. Wahl1                                       President and Trustee              Since October 2001
11150 Santa Monica Blvd., Suite 850
Los Angeles, CA  90025
Year of Birth:  1965
--------------------------------------------------------------------------------------------------------------------
  PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS          NUMBER OF PORTFOLIOS IN FUND        OTHER DIRECTORSHIPS
                                                     COMPLEX OVERSEEN BY TRUSTEE           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Timothy  J.  Wahl  is   President,   Director  and               1                               None
Investment   Committee  Member  of  GKM  Advisers,
LLC.  From  January  2000 to July 2003,  President
and Investment  Committee  Member of GKM Advisors,
Inc.  Prior to January 2000,  sole  proprietor of
Wahl  Financial (an investment advisory firm).
--------------------------------------------------------------------------------------------------------------------
     NAME, AGE AND ADDRESS                           POSITION(S) HELD WITH TRUST         LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
David L. Kahn                                         Chief Compliance Officer            Since September 2004
11150 Santa Monica Blvd., Suite 850                   Secretary                           Since October 2001
Los Angeles, CA  90025
Year of Birth:  1957
--------------------------------------------------------------------------------------------------------------------
                    PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                             OTHER DIRECTORSHIPS
                                                                                            HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
David L. Kahn is Operations Manager of GKM Advisers, LLC.  From January 2000 to July 2003,         N/A
Branch Manager with Gerard Klauer Mattison & Co., Inc. (broker-dealer).  From July 1999 to
January 2000, Assistant with Wahl Financial.
--------------------------------------------------------------------------------------------------------------------
     NAME, AGE AND ADDRESS                           POSITION(S) HELD WITH TRUST         LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey                                           Vice President                 Since December 2001
135 Merchant Street, Suite 230
Cincinnati, OH  45246
Year of Birth:  1957
--------------------------------------------------------------------------------------------------------------------
                    PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                             OTHER DIRECTORSHIPS
                                                                                             HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey is a Managing  Director of Ultimus Fund Solutions, LLC and
Ultimus Fund Distributors, LLC.                                                                    N/A
--------------------------------------------------------------------------------------------------------------------
     NAME, AGE AND ADDRESS                           POSITION(S) HELD WITH TRUST        LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
Mark J. Seger                                                Treasurer                   Since December 2001
135 Merchant Street, Suite 230
Cincinnati, OH  45246
Year of Birth:  1962
--------------------------------------------------------------------------------------------------------------------
                    PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                             OTHER DIRECTORSHIPS
                                                                                            HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Mark J. Seger is a Managing  Director of Ultimus Fund Solutions,  LLC and
Ultimus Fund Distributors, LLC.                                                                    N/A

-------------------------------------------------------------------------------------------- -------------------------
1 Mr. Wahl is an "interested person" of the Trust because he is an officer of the Trust and of the Adviser.

Additional  information about members of the Board of Trustees and the executive officers is available in the
Statement of  Additional  Information  (SAI).  To obtain a free copy of the SAI, please call 1-888-GKM-9518.


                                       19



ABOUT YOUR FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the GKM Growth Fund, you incur ongoing costs, including management fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

----------------------------------------------------------------------------------------------
                                         Beginning              Ending
                                       Account Value         Account Value      Expenses Paid
                                     January 31, 2004       July 31, 2004      During Period*
----------------------------------------------------------------------------------------------
Based on Actual Fund Return            $  1,000.00            $   971.81           $  6.96
----------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return        $  1,000.00            $ 1,017.85           $  7.07
 (before expenses)
----------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of (1.41%) for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).














A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-GKM-9518 (1-888-456-9518), or on the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-GKM-9518 (1-888-456-9518), or on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.


As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 11(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was the consensus of the audit committee members that it is not necessary at the present time for the committee to seek to recruit an additional trustee who would qualify as an audit committee financial expert. It was the view of the committee that, if novel issues ever arise, the committee will consider hiring an expert to assist it as needed.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $9,500 with respect to the registrant's fiscal year ended July 31, 2004. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements were $8,500 with respect to the registrant's fiscal year ended July 31, 2003.


     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.


     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $1,500 and $1,500 with respect to the registrant's fiscal years ended July 31, 2004 and 2003, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.


     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1)The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


     (e)(2)None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
           (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.


     (g) During the fiscal years ended July 31, 2004 and 2003, aggregate non-audit fee of $1,500 and $1,500, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM 6.  SCHEDULE OF INVESTMENTS.


Not applicable [schedule filed with Item 1]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


 (b)   Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CODE ETH       Code of Ethics


Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The GKM Funds
              -------------------------------------------------------



By (Signature and Title)*     /s/ Timothy J. Wahl
                          -------------------------------------------
                          Timothy J. Wahl, President


Date     November 17, 2004
        -----------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*    /s/ Timothy J. Wahl
                          -------------------------------------------
                          Timothy J. Wahl, President


Date     November 17, 2004
        -----------------------------------------




By (Signature and Title)*   /s/ Mark J. Seger
                          -------------------------------------------
                          Mark J. Seger, Treasurer


Date     November 17, 2004
        -----------------------------------------


* Print the name and title of each signing officer under his or her signature.